General Information	6 Months Ended
Jun. 30, 2026
General Information
General Information

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

1.General Information

The financial statements are the unaudited condensed consolidated interim financial statements (hereafter “financial statements”) of IHS Holding Limited (the “Company”) and its subsidiaries (together hereafter referred to as the “Group”). IHS Holding Limited is incorporated in the Cayman Islands under the Companies Act (as amended) as an exempted company with limited liability. The Company is domiciled in the Cayman Islands and the address of its registered office is 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands.

IHS is principally involved in providing infrastructure for the telecommunications industry. The financial period presented comprises the three and six months ended June 30, 2026, along with its comparative prior period. The financial statements are presented in U.S. dollars ($) in millions, except where otherwise indicated. Certain columns and rows in financial tables within management’s discussion and analysis of financial condition and results of operations may not add due to rounding. Percentages have been calculated from the underlying whole-dollar amounts for all periods presented.